Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock	Legal reserve	Reserve for repurchase of shares	Other comprehensive income	Retained earnings	Non-controlling interest	Total
Balances at January 1 at Dec. 31, 2020	$ 7,767,276	$ 1,890,659	$ 11,554,572	$ 321,867	$ 12,131,610	$ 8,027,222	$ 41,693,206
Comprehensive income:
Net profit for the year					5,983,747	413,781	6,397,528
Effect of foreign currency translation in subsidiaries				(8,285)		152,502	144,217
Remeasurement of labor obligations					(1,895)		(1,895)
Total comprehensive income				(8,285)	5,981,852	566,283	6,539,850
Transfers to legal reserve		98,876			(98,876)
Dividends paid					(2,463,000)		(2,463,000)
Balance at December 31 at Dec. 31, 2021	7,767,276	1,989,535	11,554,572	313,582	15,551,586	8,593,505	45,770,056
Comprehensive income:
Net profit for the year					9,986,548	659,376	10,645,924
Effect of foreign currency translation in subsidiaries				(1,031,492)		(736,470)	(1,767,962)
Remeasurement of labor obligations					(1,833)		(1,833)
Total comprehensive income				(1,031,492)	9,984,715	(77,094)	8,876,129
Transfers to legal reserve		295,857			(295,857)
Aerostar's Capital reimbursement, non-controlling interest						(845,245)	(845,245)
Aerostar dividend paid, non-controlling interest						(276,333)	(276,333)
Dividends paid					(4,509,000)		(4,509,000)
Balance at December 31 at Dec. 31, 2022	7,767,276	2,285,392	11,554,572	(717,910)	20,731,444	7,394,833	49,015,607
Comprehensive income:
Net profit for the year					10,203,713	472,231	10,675,944
Effect of foreign currency translation in subsidiaries				(901,783)		(628,963)	(1,530,746)
Remeasurement of labor obligations					1,644		1,644
Total comprehensive income				(901,783)	10,205,357	(156,732)	9,146,842
Transfers to legal reserve		256,835			(256,835)
Aerostar's Capital reimbursement, non-controlling interest						(102,066)	(102,066)
Aerostar dividend paid, non-controlling interest						(490,185)	(490,185)
Dividends paid					(5,979,000)		(5,979,000)
Balance at December 31 at Dec. 31, 2023	$ 7,767,276	$ 2,542,227	$ 11,554,572	$ (1,619,693)	$ 24,700,966	$ 6,645,850	$ 51,591,198